UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Asset Management, LP
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-10736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    May 13, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $660,489

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ACTIVISION INC NEW		COM NEW 004930202	6434	235593	SH		SOLE		235593	0	0
ADVENT SOFTWARE INC		COM	007974108	14539	341130	SH		SOLE		341130	0	0
APPLE COMPUTER INC		COM	037833100	48073	335000	SH		SOLE		335000	0	0
APPLIED MATLS INC		COM	038222105	45517	2333000 SH		SOLE		2333000 0	0
BLUE COAT SYST			COM NEW 09534T508	1653	75000	SH		SOLE		75000	0	0
BROADCOM CORP CLASS A		CL A	111320107	17343	900000	SH		SOLE		900000	0	0
CIENA CORP			COM NEW 171779309	32813	1064334 SH		SOLE		1064334 0	0
DATA DOMAIN INC 		COM	23767P109	9163	385000	SH		SOLE		385000	0	0
ENERGY CONVERSION DEVICES INC	COM	292659109	7475	250000	SH		SOLE		250000	0	0
ENTROPIC COMMUNICATIONS INC	COM	29384R105	70	17500	SH		SOLE		17500	0	0
F5 NETWORKS INC 		COM	315616102	17262	950000	SH		SOLE		950000	0	0
FIRST SOLAR INC 		COM	336433107	25881	111970	SH		SOLE		111970	0	0
FUEL TECH INC			COM	359523107	1579	77036	SH		SOLE		77036	0	0
FOCUS MEDIA HOLDING LTD 	SP ADR	34415V109	18582	528660	SH		SOLE		528660	0	0
GAMESTOP CORP NEW CL A		COM	36467W109	35861	693500	SH		SOLE		693500	0	0
GARMIN LTD			ORD	G37260109	40994	759000	SH		SOLE		759000	0	0
GENPACT LTD			SHS	G3922B107	9653	788000	SH		SOLE		788000	0	0
INTELLON CORP			COM	45816W504	1516	312595	SH		SOLE		312595	0	0
INTL BUSINESS MACHS CORP	COM	459200101	6759	58700	SH		SOLE		58700	0	0
INTERSIL CORP SHS -A-		CL A	46069S109	2992	116560	SH		SOLE		116560	0	0
LTX CORP			COM	502392103	2392	761940	SH		SOLE		761940	0	0
AU OPTRONICS CORP SPON ADR	SP ADR	002255107	1607	93490	SH		SOLE		93490	0	0
MARVELL TECH GP 		COM	G5876H105	31118	2860080 SH		SOLE		2860080 0	0
MICROSOFT CORP			COM	594918104	24691	870000	SH		SOLE		870000	0	0
MICROTUNE INC DEL		COM	59514P109	1830	500000	SH		SOLE		500000	0	0
NATIONAL SEMICONDUCTOR CORP	COM	637640103	8827	481800	SH		SOLE		481800	0	0
NETAPP INC C			COM	64110D104	24461	1220000 SH		SOLE		1220000 0	0
NETFLIX INC			COM	64110L106	19317	557480	SH		SOLE		557480	0	0
NETEZZA CORP			COM	64111N101	562	60820	SH		SOLE		60820	0	0
OPNEXT INC			COM	68375V105	3348	614242	SH		SOLE		614242	0	0
ORACLE CORP			COM	68389X105	15120	773000	SH		SOLE		773000	0	0
ORION ENERGY SYSTEM		COM	686275108	3226	338180	SH		SOLE		338180	0	0
PMC SIERRA INC			COM	69344F106	19665	3450000 SH		SOLE		3450000 0	0
PHOTON DYNAMICS INC		COM	719364101	8374	790000	SH		SOLE		790000	0	0
QUALCOMM INC			COM	747525103	38405	936697	SH		SOLE		936697	0	0
RESEARCH IN MOTION LTD		COM	760975102	9506	84700	SH		SOLE		84700	0	0
SILICON LABORATORIES INC	COM	826919102	9084	288000	SH		SOLE		288000	0	0
SUNPOWER CORP			CL A	867652109	3475	46632	SH		SOLE		46632	0	0
TAKE-TWO INTERACTIVE SOFTWARE	COM	874054109	7965	312104	SH		SOLE		312104	0	0
YAHOO INC			COM	984332106	16490	570000	SH		SOLE		570000	0	0
YUCHENG TECHNOLOGIESLTD 	COM	G98777108	3901	235709	SH		SOLE		235709	0	0
ZIPREALTY			COM	98974V107	1045	199473	SH		SOLE		199473	0	0
ZOLTEK COS INC			COM	98975W104	1378	51966	SH		SOLE		51966	0	0
SAP AG COM STOCK NPV		SP ADR	803054204	10079	203330	SH		SOLE		203330	0	0
RENESOLA LTD			SPONS AD75971T103	1439	126700	SH		SOLE		126700	0	0
ASML HOLDING NV 		NY REG SN07059186	8684	350000	SH		SOLE		350000	0	0
YINGLI GREEN ENERGY HOLDING	ADR	98584B103	2223	130000	SH		SOLE		130000	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	11674	514064	SH		SOLE		514064	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	1206	177380	SH		SOLE		177380	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	14903	789332	SH		SOLE		789332	0	0
AIRMEDIA GROUP INC		SPONSORE009411109	10335	650000	SH		SOLE		650000	0	0